Consolidated Statements of Income (Loss) and Other Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Revenue (Note 13)	$ 10,570	$ 17,637
Expenses:
Operating costs (Note 14(a))	16,107	14,003
Depreciation of property and equipment (Note 5)	715	396
Amortization of intangible assets (Note 6)	348	364
Depreciation of right of use assets (Note 7)	334	333
Expenses	17,504	15,096
Operating (loss) income	(6,934)	2,541
Gain on derecognition of right of use assets (Note 7)	36
Gain (loss) on fair value of investment (Note 8)	86	(72)
Financing costs (Note 14(b))	(104)	(89)
Financing income	50	44
Loss on foreign currency	176	39
(Loss) income before income taxes	(6,690)	2,463
Current	(22)
Deferred
Income tax expense	(22)
(Loss) income for the year	(6,712)	2,463
Other comprehensive income (loss) income:
Foreign currency	(109)	9
Comprehensive (loss) income for the year	$ (6,821)	$ 2,472
Basic (loss) income per share	$ (0.11)	$ 0.05
Diluted (loss) income per share	$ (0.11)	$ 0.05
Weighted average number of Class A common
Weighted average number of Class A common shares - basic	61,798,460	45,962,966
Weighted average number of Class A common shares- diluted	61,798,460	50,524,804